Note 16 - Commitments and Contingencies - Financial Instruments Outstanding Whose Contract Amount Represents Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Standby letters of credit	$ 1,576	$ 1,525
Loan Origination Commitments [Member]
Commitments to extend credit	$ 102,890	$ 98,736